15. RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Foreign currency translations:
Balance at beginning of period	$ 0	$ 364,355
Current period currency translation adjustments	0	(3,621)
Amounts reclassified on closing of U.K. branch in 2014	0	(360,734)
Balance at end of period	0	0
Accumulated Other Comprehensive Income (Loss) end of period	$ 0	$ 0